Warrants Liability (Details) - USD ($)									12 Months Ended
	Jun. 06, 2025	May 27, 2025	Apr. 28, 2025	Feb. 27, 2025	Feb. 07, 2025	Jun. 18, 2024	Jun. 17, 2024	Feb. 27, 2024	Jun. 30, 2025	Jul. 09, 2025	Jun. 26, 2025	Mar. 01, 2025	Feb. 28, 2025	Jul. 23, 2024	Jun. 28, 2024	Jun. 27, 2024	Jun. 25, 2024	Jun. 24, 2024	Jun. 21, 2024	Jun. 10, 2024	Jun. 03, 2024	May 06, 2024	Apr. 15, 2024
Warrants Liability [Line Items]
Number of warrants issued (in Shares)	1,000,000
Warrants exercisable	$ 11.5	$ 5		$ 5	$ 7
Waarrants (in Shares)		350,000			294,600
Funding for consideration (in Dollars)									$ 720,187
Share value (in Dollars)		$ 2,000,000
Additional shares (in Shares)			5,000,000
Warrants [member]
Warrants Liability [Line Items]
Warrants exercisable								$ 5	$ 11.5
Share value (in Dollars)						$ 6,000,000
Number of warrants issued (in Shares)		1,600,000				600,000									29,674	25,000	5,000	1	2,000	1	3,015	6,465	5,360
Per share		$ 5					$ 10								$ 11.5	$ 11.5	$ 11.5	$ 11.5	$ 11.5	$ 11.5	$ 11.5	$ 11.5	$ 11.5
Issue of listed warrants (in Dollars)									$ 919,150
Polar Multi-Strategy Master Fund [Member]
Warrants Liability [Line Items]
Exercise price								$ 5
Number of warrants issued (in Shares)								350,000
Warrants exercisable								$ 10
Empery PIPE Investor [Member]
Warrants Liability [Line Items]
Number of warrants issued (in Shares)								10,000,000
Empery PIPE Investor [Member] | Warrants [member]
Warrants Liability [Line Items]
Exercise price								$ 5
Warrants exercisable								$ 10
Funding for consideration (in Dollars)								$ 9,880,682
PIPE Investors [Member]
Warrants Liability [Line Items]
Number of warrants issued (in Shares)		400,000							4,149,000
Additional shares (in Shares)		3
PIPE Investors [Member] | Warrants [member]
Warrants Liability [Line Items]
Funding for consideration (in Dollars)									$ 9,880,682
Warrant exercised (in Shares)		400,000
PIPE warrant acquired (in Dollars)		$ 1,600,000
Empery Asset Management LP [Member]
Warrants Liability [Line Items]
Exercise price								$ 5
Number of warrants issued (in Shares)					4,910,000		1,000,000
Warrants exercisable					$ 7		$ 5
Empery Asset Management LP [Member] | Warrants [member]
Warrants Liability [Line Items]
Warrants exercisable							$ 11.45
Warrant exercised (in Shares)						600,000
CMRL [Member]
Warrants Liability [Line Items]
Number of warrants issued (in Shares)			5,000,000							100	2,000,000		5,000,000	8,395,523
Per share						$ 10
Additional shares (in Shares)						3
CMRL [Member] | Warrants [member]
Warrants Liability [Line Items]
PIPE warrant acquired (in Dollars)						$ 2,400,000
Share value (in Dollars)												$ 27,200,000
Gem Global Yield LLC SCS (GEM) [Member]
Warrants Liability [Line Items]
Number of warrants issued (in Shares)								1,814,797
Gem Global Yield LLC SCS (GEM) [Member] | Warrants [member]
Warrants Liability [Line Items]
Warrants exercisable								$ 10.71
Share value (in Dollars)												$ 27,200,000
Sizzle Warrant Holders [Member] | Warrants [member]
Warrants Liability [Line Items]
Listed warrants (in Shares)									7,750,000